Income Taxes (Details) - Schedule of provision for income taxes - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current		$ 15,599	$ 34,253	$ 72,082
Deferred			$ (429,232)	$ 433,374
Total		$ 15,599